BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measurement categories (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 112.5	$ 127.5
Financial liabilities	633.3	611.3
Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	791.5	790.8
Amortized cost | Non-current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	516.4	439.0
Amortized cost | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6.7	13.6
Amortized cost | Current other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	143.2	136.5
Amortized cost | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	133.9	116.9
Amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	529.2	549.0
Amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	633.3	611.3
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15.2	8.0
Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6.1	0.6
Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.6	1.2
Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72.1	14.3
Fair value | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	830.0	809.0
Fair value | Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15.2	8.0
Fair value | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6.1	0.6
Fair value | Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.6	1.2
Fair value | Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72.1	14.3
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	25.5	46.7
Financial liabilities	927.0	833.1
Fair value | Level 2 | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	830.0	809.0
Fair value | Level 2 | Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15.2	8.0
Fair value | Level 2 | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6.1	0.6
Fair value | Level 2 | Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.6	1.2
Fair value | Level 2 | Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72.1	14.3
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	59.0	60.0
Financial liabilities	0.0	0.0
Amortized cost | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	45.6	43.0
Amortized cost | Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	4.2
Amortized cost | Promissory notes | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	4.2
Amortized cost | Promissory notes | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	4.2
Amortized cost | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	428.7	570.9
Amortized cost | Other non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	112.5	127.5
Amortized cost | Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.4	7.0
Amortized cost | Promissory notes | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.4	7.0
Amortized cost | Promissory notes | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.4	7.0
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	303.4	345.4
Fair value through OCI | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.4	12.6
Fair value through OCI | Other non-current financial assets | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.4	12.6
Fair value through OCI | Other non-current financial assets | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	14.4	12.6
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	2.2
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	2.2
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.6	2.2
Fair value through OCI | Available for sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Available for sale factoring receivables | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Available for sale factoring receivables | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	15.7	38.9
Fair value through OCI | Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	15.7	38.9
Fair value through OCI | Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	15.7	38.9
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.2	5.6
Fair value through profit or loss | Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.2	5.6
Fair value through profit or loss | Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 9.2	$ 5.6